Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income tax expense		$ (14,198)	$ 156,111	$ 283,666	$ 551,419	$ 783,104
Amount
Tax expense at statutory tax rate				59,570	115,798	164,452
Executive compensation limitation				4,595	3,548	3,659
Foreign-derived intangible income deduction				(12,118)	(26,077)	0
Percentage depletion				(14,400)	(21,811)	(23,638)
State and local income tax, net of federal effect				2,370	1,508	(2,404)
Marginal well tax credit				(4,943)	0	(87)
Other				(2,011)	(176)	(176)
Tax expense recognized		$ (6,030)	$ 19,122	$ 33,063	$ 72,790	$ 141,806
Rate
Tax expense at statutory tax rate		13.125%		21.00%	21.00%	21.00%
Executive compensation limitation				0.016	0.006	0.005
Foreign-derived intangible income deduction	(37.50%)			(4.30%)	(4.70%)	0.00%
Percentage depletion				(5.10%)	(4.00%)	(3.00%)
State and local income tax, net of federal effect				0.80%	0.30%	(0.30%)
Marginal well tax credit				(1.70%)	0.00%	0.00%
Other				(0.70%)	0.00%	0.00%
Effective tax rate (as a percent)				11.70%	13.20%	18.10%